Patent Intangible Assets (Detail) (Inventergy Inc [Member], USD $)	9 Months Ended
Sep. 30, 2013
Gross Carrying Amount	$ 4,189,254
Accumulated Amortization	(157,097)
Net Carrying Amount	4,032,157
Patents [Member]
Weighted Average Useful Life	10 years
Gross Carrying Amount	4,189,254
Accumulated Amortization	(157,097)
Net Carrying Amount	$ 4,032,157